Related Party Transactions Related Party - Affiliate AR and Affiliate AP (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	$ 139	$ 117
Accounts Payable, Related Parties, Current	25	25
ETE
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	11	18
Accounts Payable, Related Parties, Current	0	10
Dakota Access Pipeline
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	68	0
PES
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	6	7
FGT
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	9	29
Accounts Payable, Related Parties, Current	2	8
ET Crude Oil
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	10	24
Lake Charles LNG
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	3	0
Accounts Payable, Related Parties, Current	2	0
Other
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	32	39
Accounts Payable, Related Parties, Current	$ 21	$ 7